Inventories - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) T	Dec. 31, 2022 USD ($)
Inventories
Inventories	$ 99,066	$ 88,345
Metal inventory adjustments
Inventories
Inventories	0	7,700
El Brocal
Inventories
Production in Process	$ 29,100	$ 3,900
Products in process of quantity | T	935,448